Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants [member]
Statement [LineItems]
Warrants outstanding	7,085,073	6,148,004	5,820,211